Business Combinations - Schedule of Purchase Consideration (Detail) (Mandiant, Inc. [Member], USD $)	0 Months Ended
Dec. 30, 2013
Mandiant, Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 106,538,000
Fair value of common stock	704,414,000
Estimated fair value of equity awards assumed	86,703,000
Total preliminary purchase consideration	$ 897,655,000